Basis of Presentation and General Information (Details) - shares		6 Months Ended
	Jan. 20, 2022	Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Share capital (in shares)	500
United Management Corp [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Gloriuship
Date of delivery		Jul. 06, 2022
Date of sale/disposal		Jun. 10, 2025
Minoansea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Minoansea
Date of delivery		Aug. 30, 2022
Date of sale/disposal		Dec. 22, 2022
Good Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Goodship
Date of delivery		Feb. 10, 2023
Date of sale/disposal		Sep. 16, 2025
Traders Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Tradership
Date of delivery		Feb. 28, 2023
Date of sale/disposal		Aug. 15, 2025
Chrisea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Chrisea
Date of delivery		Feb. 21, 2023
Oasea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Oasea
Date of delivery		Mar. 27, 2023
Date of sale/disposal		Jul. 19, 2024
Cretansea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Cretansea
Date of delivery		Apr. 26, 2023
Date of sale/disposal		May 19, 2026
Synthesea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Synthesea
Date of delivery		Aug. 01, 2023
Date of sale/disposal		Aug. 01, 2024
Exelixsea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Exelixsea
Date of delivery		Aug. 29, 2023
Date of sale/disposal		Mar. 27, 2024
Nisea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Nisea
Date of delivery		Sep. 10, 2024
Date of sale/disposal		Mar. 10, 2026
RGI Marine Holdings AS [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		Q8
Duke Maritime Co [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Dukeship
Date of delivery		Feb. 12, 2026
Squire Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Squireship
Date of delivery		Jun. 08, 2026
Date of sale/disposal		Jun. 08, 2026